EQUIPMENT ON OPERATING LEASES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
EQUIPMENT ON OPERATING LEASES
Equipment on operating leases					$ 830,607	$ 812,051
Less residual reserve					(599)	(3,782)
Less accumulated depreciation					(182,391)	(194,376)
Equipment on operating leases, net	738,517		738,517		647,617	613,893
Depreciation expense	27,021	27,684	80,415	84,631	110,314	117,848	116,169
Lease payments owed to the company for equipment under non-cancelable operating leases
2012					93,024
2013					57,107
2014					24,120
2015					8,810
2016 and thereafter					1,729
Total					$ 184,790